ADVANCE TO SUPPLIERS AND LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2014
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ADVANCE TO SUPPLIERS AND LONG-TERM PREPAYMENTS
5.	ADVANCE TO SUPPLIERS AND LONG-TERM PREPAYMENTS

Advance to suppliers and long-term prepayments represent interest-free cash deposits paid to suppliers for future purchases of raw materials. These deposits are required in order to secure supply of silicon due to limited availability.

The multi-year supply agreements entered into between the Group and its suppliers typically state minimum quantities with associated pricing set for the annual periods under the agreements with deliveries to be made over a general timeframe, subject to change based on the Group’s purchasing needs and/or the suppliers’ product availability.

The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and credit quality of the suppliers is continually assessed. If there is deterioration in the creditworthiness of the suppliers, the Group may seek to recover the advances from the suppliers and will provide for losses on advances in cost of revenue where the Group believes the suppliers will be unable to fulfill their supply obligations. In such cases, a charge to cost of revenue will be recorded in the period in which a loss is determined to be probable and the amount can be reasonably estimated. The Group has recorded charges to cost of revenue amounting to RMB170,012,000, RMB15,565,000 and nil, for the years ended December 31, 2012, 2013 and 2014, respectively, to reflect the probable loss arising from the suppliers’ failure to perform under the contracts.

In circumstances where a supplier is in contractual default and the Group has termination rights that require repayment of its remaining deposit and the Group has asserted such rights, the advances are reclassified to other current assets in the consolidated balance sheets. Similarly, the Group reclassifies advances to other current assets (Note 6) when legal proceedings have commenced wherein the Group is claiming a breach of contract and is seeking monetary recovery of the remaining deposit. A provision for loss is recognized in operating expenses in the period in which the loss on such assets is determined to be probable and the amount can be reasonably estimated.